Subsequent Events (Details Narrative) (FaceBank Group, Inc. Pre-Merger) (10-K) - USD ($)												3 Months Ended			5 Months Ended	6 Months Ended	12 Months Ended
	Jul. 29, 2020	May 28, 2020	May 21, 2020	May 11, 2020	Apr. 02, 2020	Mar. 20, 2020	Mar. 19, 2020	Mar. 11, 2020	Feb. 20, 2020	Feb. 17, 2020	Jan. 25, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	May 29, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 28, 2020	Jan. 09, 2019	Oct. 31, 2015
Number of options granted to purchase of common stock, shares																5,747,039
Term of granted options																8 years 1 month 6 days
Debt face amount																$ 10,050,000
Number of shares issued during period, new issues												$ 2,297,000	$ 422,000	$ 1,778,000
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance																$ 4.43
Common stock par value																0.0001	$ 0.0001
Series AA Preferred Stock [Member]
Preferred stock, par value																$ 0.00001	$ 0.00001
Preferred stock, shares authorized																35,800,000	35,800,000
Series A Preferred Stock [Member]
Preferred stock, par value						$ 0.0001										$ 0.0001	$ 0.0001
Preferred stock, shares authorized						5,000,000										5,000,000	5,000,000
Series B Preferred Stock [Member]
Preferred stock, par value						$ 0.0001
Preferred stock, shares authorized						1,000,000
Series X Preferred Stock [Member]
Preferred stock, par value						$ 0.0001
Preferred stock, shares authorized						1,000,000
Series AA Convertible Preferred Stock [Member]
Preferred stock, par value																$ 0.0001
Preferred stock, voting rights						Each share of Series AA Preferred Stock shall have 0.8 votes per share (the Voting Rate") on any matter submitted to the holders of the Common Stock for a vote and shall vote together with the Common Stock on such matters for as long as the Series AA Preferred Stock is outstanding.										Each share of Series AA Convertible Preferred Stock is entitled to 0.8 votes per share and is convertible into two shares of our common stock, only in connection with a bona fide transfer to a third party pursuant to Security and Exchange Commission (the "Commission") Rule 144.
Preferred stock, shares authorized						35,800,000
Common Stock [Member]
Number of shares issued during period, new issues
Number of common stock issued, shares												795,593	386,792	378,098
Note Purchase Agreement [Member]
Number of shares issued during period, new issues							$ 7,500,000
Number of common stock issued, shares							900,000
Shares issued price per share												$ 8.35							$ 10.00
Note Purchase Agreement [Member] | Senior Secured Promissory Notes [Member]
Debt face amount							$ 10,100,000
Debt maturity date							Jul. 17, 2020
Debt interest rate							17.39%
Proceeds from notes payable							$ 7,400,000
FaceBank Group, Inc Pre-Merger [Member]
Number of options granted to purchase of common stock, shares												280,000
Term of granted options												8 years 1 month 6 days
Debt face amount												$ 10,050,000					$ 375,000	$ 889,000
Debt interest rate																					5.00%
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance												$ 8.38
Common stock par value												0.0001					$ 0.0001	$ 0.0001		$ 0.0001
FaceBank Group, Inc Pre-Merger [Member] | Series A Preferred Stock [Member]
Preferred stock, par value						$ 0.0001											$ 0.0001	$ 0.0001
Preferred stock, voting rights																	Series A Preferred shares have no rights to receive dividends or any distributions, but each series A Preferred share entitles the holder to 100 votes relative to each share of common stock. Series A Preferred shares have no conversion rights.
Preferred stock, shares authorized						5,000,000											5,000,000	5,000,000
FaceBank Group, Inc Pre-Merger [Member] | Series B Preferred Stock [Member]
Preferred stock, par value						$ 0.0001
Preferred stock, shares authorized						1,000,000
FaceBank Group, Inc Pre-Merger [Member] | Series X Preferred Stock [Member]
Preferred stock, par value						$ 0.0001
Preferred stock, shares authorized						1,000,000
FaceBank Group, Inc Pre-Merger [Member] | Series AA Convertible Preferred Stock [Member]
Preferred stock, par value												$ 0.0001
Preferred stock, voting rights						Each share of Series AA Preferred Stock shall have 0.8 votes per share (the Voting Rate") on any matter submitted to the holders of the Common Stock for a vote and shall vote together with the Common Stock on such matters for as long as the Series AA Preferred Stock is outstanding.						Each share of Series AA Preferred Stock is entitled to 0.8 votes per share and is convertible into two (2) shares of our common stock, only in connection with a bona fide transfer to a third party.
Preferred stock, shares authorized						35,800,000
FaceBank Group, Inc Pre-Merger [Member] | Common Stock [Member]
Number of shares issued during period, new issues
Number of common stock issued, shares												795,593		378,098			1,028,497	623,578
Shares issued during period for merger
FaceBank Group, Inc Pre-Merger [Member] | FBNK Finance SarL [Member]
Debt face amount												$ 55,100,000
Debt instrument nominal, shares										5,000
Debt instrument redemption rate										100.00%
Debt maturity date										Feb. 15, 2023
Debt interest rate										4.50%
FaceBank Group, Inc Pre-Merger [Member] | FBNK Finance SarL [Member] | EUR [Member]
Debt face amount										$ 50,000,000
Debt instrument nominal value										$ 10,000
FaceBank Group, Inc Pre-Merger [Member] | Fubo Tv [Member] | Common Stock [Member]
Number of shares issued during period, new issues
Number of common stock issued, shares																		623,578
Shares issued during period for merger
FaceBank Group, Inc Pre-Merger [Member] | Credit Agreement [Member] | HLEE Finance S.a.r.l [Member]
Line of credit facility, maximum borrowing capacity								$ 100,000,000
Line of credit permit indebtedness								50,000,000
Proceeds from loans								250,000
FaceBank Group, Inc Pre-Merger [Member] | Note Purchase Agreement [Member]
Number of shares issued during period, new issues							$ 7,500,000
Number of common stock issued, shares							900,000
Shares issued price per share							$ 8.35					$ 8.35
FaceBank Group, Inc Pre-Merger [Member] | Note Purchase Agreement [Member] | Senior Secured Promissory Notes [Member]
Debt face amount							$ 10,050,000
Debt maturity date							Jul. 17, 2020
Debt interest rate							17.39%
Proceeds from notes payable							$ 7,400,000
Subsequent Event [Member] | Series AA Convertible Preferred Stock [Member]
Number of common stock issued, shares	6,630,012
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | Series A Preferred Stock [Member]
Preferred stock, par value						$ 0.0001
Preferred stock, shares authorized						5,000,000
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | Series B Preferred Stock [Member]
Preferred stock, par value						$ 0.0001
Preferred stock, shares authorized						1,000,000
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | Series S Preferred Stock [Member]
Preferred stock, par value						$ 0.0001
Preferred stock, shares authorized						41,000,000
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | Series X Preferred Stock [Member]
Preferred stock, par value						$ 0.0001
Preferred stock, shares authorized						1,000,000
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | Series AA Convertible Preferred Stock [Member]
Number of common stock issued, shares			17,315,836	16,270,570
Preferred stock, voting rights						Each share of Series AA Preferred Stock shall have 0.8 votes per share (the Voting Rate") on any matter submitted to the holders of the Common Stock for a vote and shall vote together with the Common Stock on such matters for as long as the Series AA Preferred Stock is outstanding. The Voting Rate shall be subject to adjustment in the event of stock splits, stock combinations, recapitalizations reclassifications, extraordinary distributions and similar events
Preferred stock, shares authorized						35,800,000
Sale of common stock, shares			3,227,280
Warrants to purchase common stock			3,227,280
Percentage for outstanding shares			53.57%	50.34%
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | Officer [Member]
Number of shares issued during period, new issues									$ 2,700,000
Number of common stock issued, shares									300,000
Shares issued price per share									$ 9.00
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | Advisors [Member]
Number of common stock issued, shares															1,309,789
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | Advisors [Member] | Private Placement [Member]
Number of common stock issued, shares															2,385,428
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | FBNK Finance SarL [Member]
Ownership interest percentage										100.00%
Debt instrument nominal, shares										5,000
Debt instrument redemption rate										100.00%
Debt maturity date										Feb. 15, 2023
Debt interest rate										4.50%
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | FBNK Finance SarL [Member] | EUR [Member]
Debt face amount										$ 50,000,000
Debt instrument nominal value										$ 10,000
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | Digital Likeness Development Agreement [Member]
Agreement term description											The Amended Agreement term is from October 22, 2019 through October 22, 2024, unless extended by the parties.
Fair value of share based awards											$ 1,000,000
Number of options granted to purchase of common stock, shares											280,000
Term of granted options											5 years
Stock option expiration date											Oct. 21, 2024
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | Material Definitive Agreement [Member] | Fubo Tv [Member]
Preferred stock, par value					$ 0.0001
Aggregate number of options to acquire					8,051,098
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance					$ 1.32
Preferred stock, voting rights					Each share of Series AA Preferred Stock is entitled to 0.8 votes per preferred share, and is convertible into two (2) shares of FaceBank Common Stock, only in connection with a bona fide transfer to a third party.
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | Material Definitive Agreement [Member] | Fubo Tv [Member] | Series AA Preferred Stock [Member]
Shares issued during period for merger					33,324,362
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | Material Definitive Agreement [Member] | Fubo Tv [Member] | Common Stock [Member]
Shares issued during period for merger					72,699,821
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | 2020 Equity Incentive Plan [Member] | Board of Directors [Member]
Number of options granted to purchase of common stock, shares					12,116,646
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | Merger Agreement [Member] | Board of Directors [Member]
Number of options granted to purchase of common stock, shares					12,116,646
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | Merger Agreement [Member] | Fubo Tv [Member]
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance					$ 1.32
Merger agreement, description					Pursuant to the Merger Agreement the parties agreed that at the Effective Time the Board of Directors of FaceBank would be expanded to seven (7) members comprised of (i) John Textor, (ii) David Gandler, (iii) three (3) members to be selected by FaceBank and (iv) two (2) members to be selected by fuboTV. Pursuant to the Merger Agreement, the parties also agreed that immediately following the Effective Time, the Chief Executive Officer of FaceBank would be David Gandler, and the executive chairman of the Board of Directors of FaceBank would be John Textor. Pursuant to the Merger Agreement, the parties also agreed that, as promptly as reasonably practicable following the closing date of the Merger, FaceBank will create an incentive option pool in an aggregate amount equal to ten percent (10%) of the Fully Diluted FaceBank Shares (as defined in the Merger Agreement) that are outstanding as of the date of the creation of such pool.
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | Merger Agreement [Member] | Fubo Tv [Member] | Common Stock [Member]
Number of shares issued during period, new issues					$ 66,400,000
Number of common stock issued, shares					64,600,000
Shares issued price per share					$ 8.20
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance					1.32
Common stock par value					$ 0.0001
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | Merger Agreement [Member] | Fubo Tv [Member]
Aggregate number of options to acquire					8,051,098
Preferred stock, voting rights					Each share of Series AA Preferred Stock is entitled to 0.8 votes per preferred share, and is convertible into two (2) shares of FaceBank Common Stock, only in connection with a bona fide transfer to a third party. The Series AA Preferred stock will benefit from certain protective provisions which, among others, require FaceBank to obtain the approval of a majority of the shares of outstanding Series AA Preferred Stock, voting as a separate class before undertaking certain actions. The effect of the Merger and the terms of the Series AA Preferred Stock is to initially establish an approximate two-thirds majority ownership of FaceBank on a common equivalent basis for the pre-Merger fuboTV shareholders while preserving a majority voting interest for the pre-Merger FaceBank shareholders.
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | Merger Agreement [Member] | Fubo Tv [Member] | Series AA Preferred Stock [Member]
Preferred stock, par value					$ 0.0001
Shares issued during period for merger					32,324,362
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | Merger Agreement [Member] | Fubo Tv [Member] | Junior Secured Term Loan [Member]
Debt face amount							$ 10,000,000
Debt maturity date							May 01, 2020
Debt interest rate							11.00%
Debt instrument maturity date description							The maturity date for the Signing Date Loan was May 1, 2020; provided, that if the Merger was consummated on or prior to May 1, 2020, the maturity date would be automatically extended to June 27, 2020
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | Merger Agreement [Member] | Fubo Tv [Member] | Common Stock [Member]
Shares issued during period for merger					64,648,726
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | Termination of Prior Designations Amendment [Member]
Preferred stock, par value						$ 0.0001
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | Credit Agreement [Member] | HLEE Finance S.a.r.l [Member]
Line of credit facility, maximum borrowing capacity								$ 100,000,000
Line of credit interest rate								10.00%
Line of credit maturity date								Mar. 11, 2022
Line of credit permit indebtedness								$ 50,000,000
Proceeds from loans								250,000
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | Credit Agreement [Member] | HLEE Finance S.a.r.l [Member] | Tranche I Loans [Member]
Line of credit facility, maximum borrowing capacity								10,000,000
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | Credit Agreement [Member] | HLEE Finance S.a.r.l [Member] | Tranche II Loans [Member]
Line of credit facility, maximum borrowing capacity								10,000,000
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | Credit Agreement [Member] | HLEE Finance S.a.r.l [Member] | Tranche III Loans [Member]
Line of credit facility, maximum borrowing capacity								10,000,000
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | Credit Agreement [Member] | HLEE Finance S.a.r.l [Member] | Tranche IV Loans [Member]
Line of credit facility, maximum borrowing capacity								70,000,000
Line of credit								$ 10,000,000
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | Note Purchase Agreement [Member] | Senior Secured Promissory Notes [Member]
Debt face amount							$ 10,050,000
Debt maturity date							Jul. 17, 2020
Debt interest rate							15.00%
Preferred stock, par value							$ 0.0001
Proceeds from notes payable							$ 7,500,000
Sale of common stock, shares							784,617
Warrants to purchase common stock							3,269,231
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | Purchase Agreement [Member] | Investors [Member]
Sale of common stock, shares				1,058,435
Warrants to purchase common stock				1,058,435
Sale of stock price per shares				$ 7.00
Sale of common stock, value				$ 7,409,045
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | Senior Note Prepayment and Second Amendment to Note Purchase Agreement [Member]
Ownership interest percentage		100.00%
Debt instrument maturity date description		The date by which the Company must file a registration statement to register the Shares and the Warrant Shares was extended from May 25, 2020 to July 1, 2020.
Sale of common stock, value		$ 7,409,045
Repayment of notes		$ 7,500,000
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | Subsidiary Share Exchange Agreement [Member] | Advisors [Member]
Number of common stock issued, shares															518,582